Pacer Pacific Asset Floating Rate High Income ETF
Schedule of Investments
July 31, 2024 (Unaudited)

BANK LOANS - 55.7%	Par	Value
Communication Services - 1.1%
SBA Senior Finance II LLC, Senior Secured First Lien, 7.35% (1 mo. SOFR US + 2.00%), 01/27/2031	$3,945,349	$3,956,041

Consumer Discretionary - 13.6%
1011778 BC ULC, Senior Secured First Lien, 7.09% (1 mo. SOFR US + 1.75%), 09/23/2030	2,308,912	2,302,331
AAdvantage Loyalty IP Ltd., Senior Secured First Lien, 10.29% (3 mo. SOFR US + 4.75%), 04/20/2028	750,000	776,858
Allied Universal Holdco LLC, Senior Secured First Lien, 9.19% (1 mo. SOFR US + 3.75%), 05/15/2028	1,969,671	1,971,640
Aramark Services, Inc., Senior Secured First Lien, 7.21% (1 mo. SOFR US + 1.75%), 01/15/2027	4,000,000	4,008,740
Bombardier Recreational Products, Inc., Senior Secured First Lien, 7.44% (1 mo. SOFR US + 2.00%), 05/24/2027	212,534	212,907
Carnival Corp., Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 10/18/2028	1,148,779	1,157,400
Chariot Buyer LLC, Senior Secured First Lien, 8.69% (1 mo. SOFR US + 3.25%), 11/03/2028	3,989,770	3,988,114
ClubCorp Holdings, Inc., Senior Secured First Lien
10.56% (3 mo. SOFR US + 5.00%), 09/18/2026	73,754	74,331
10.60% (3 mo. SOFR US + 5.00%), 09/18/2026	2,842,582	2,864,797
Fertitta Entertainment LLC/NV, Senior Secured First Lien, 9.08% (1 mo. SOFR US + 3.75%), 01/29/2029	3,972,203	3,986,483
Great Outdoors Group LLC, Senior Secured First Lien, 9.21% (1 mo. SOFR US + 3.75%), 03/06/2028	2,263,090	2,263,090
IRB Holding Corp., Senior Secured First Lien, 8.19% (1 mo. SOFR US + 2.75%), 12/15/2027	2,734,915	2,739,661
MajorDrive Holdings IV LLC, Senior Secured First Lien
9.60% (3 mo. SOFR US + 4.00%), 06/01/2028	2,479,566	2,481,425
10.98% (3 mo. SOFR US + 5.50%), 06/01/2029	997,449	1,004,516
MIC Glen LLC, Senior Secured First Lien, 8.96% (1 mo. SOFR US + 3.50%), 07/21/2028	2,972,973	2,980,405
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 7.84% (1 mo. SOFR US + 2.50%), 08/25/2028	3,703,865	3,710,810
Six Flags Entertainment Corp., Senior Secured First Lien, 7.34% (1 mo. SOFR US + 2.00%), 05/01/2031	4,000,000	4,015,000
United Airlines, Inc., Senior Secured First Lien, 8.03% (3 mo. SOFR US + 2.75%), 02/24/2031	1,795,500	1,804,801
Wand NewCo 3, Inc., Senior Secured First Lien, 9.09% (1 mo. SOFR US + 3.75%), 01/30/2031	4,000,000	4,020,680
Whatabrands LLC, Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 08/03/2028	3,974,861	3,982,870
		50,346,859

Consumer Staples - 0.2%
Naked Juice LLC, Senior Secured First Lien
8.68% (3 mo. SOFR US + 3.25%), 01/24/2029	989,873	884,511
8.69% (1 mo. SOFR US + 3.25%), 01/24/2029	2,532	2,262
		886,773

Energy - 2.2%
CQP Holdco LP, Senior Secured First Lien, 7.58% (3 mo. SOFR US + 2.25%), 12/31/2030	4,161,702	4,175,894
Traverse Midstream Partners LLC, Senior Secured First Lien, 8.75% (3 mo. SOFR US + 3.50%), 02/16/2028	4,147,518	4,169,810
		8,345,704

Financials - 7.6%
Acrisure LLC, Senior Secured First Lien, 8.34% (3 mo. SOFR US + 3.00%), 02/16/2027	1,735,771	1,736,890
Acrisure LLC First Lien, 8.83% (1 mo. Term SOFR + 3.25%), 11/06/2030	2,250,000	2,250,596
AssuredPartners, Inc., Senior Secured First Lien, 8.84% (1 mo. SOFR US + 3.50%), 02/14/2031	1,995,000	2,003,988
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 7.35% (1 mo. SOFR US + 2.00%), 06/22/2028	4,154,508	4,172,788
Boost Newco Borrower LLC, Senior Secured First Lien, 8.33% (3 mo. SOFR US + 3.00%), 01/31/2031	3,500,000	3,512,863
Boost Newco T/L (06/24), 7.83%, 01/31/2031	1,000,000	1,003,675
Deerfield Dakota Holding LLC, Senior Secured First Lien, 9.08% (3 mo. SOFR US + 3.75%), 04/09/2027	3,962,018	3,966,733
HUB International Ltd., 8.60% (3 mo. Term SOFR + 3.25%), 06/20/2030	1,992,506	1,997,238
USI, Inc./NY, Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 11/23/2029	3,360,896	3,371,046
Wec US Holdings Ltd., Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 01/27/2031	4,000,000	4,012,980
		28,028,797

Health Care - 3.3%
Bausch + Lomb Corp., Senior Secured First Lien, 9.34% (1 mo. SOFR US + 4.00%), 09/29/2028	2,486,237	2,476,914
Gainwell Acquisition Corp., Senior Secured First Lien, 9.43% (3 mo. SOFR US + 4.00%), 10/01/2027	486,146	433,885
ICON Luxembourg Sarl, Senior Secured First Lien
7.33% (1 mo. SOFR US + 2.00%), 07/03/2028	572,175	576,400
7.33% (1 mo. SOFR US + 2.00%), 07/03/2028	142,558	143,611
Medline Borrower LP, Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 10/23/2028	3,793,863	3,809,987
Phoenix Newco, Inc., Senior Secured First Lien, 8.34% (1 mo. SOFR US + 3.00%), 11/15/2028	2,392,621	2,404,895
Star Parent, Inc., Senior Secured First Lien, 9.08% (3 mo. SOFR US + 3.75%), 09/30/2030	2,493,750	2,500,832
		12,346,524

Industrials - 16.8%
Apple Bidco LLC, Senior Secured First Lien, 8.84% (1 mo. SOFR US + 3.50%), 09/25/2028	3,989,950	4,003,994
Chart Industries, Inc., Senior Secured First Lien, 7.82% (3 mo. SOFR US + 2.50%), 03/18/2030	4,366,799	4,391,384
Clark Equipment (Doosan Bobcat/Doosan Infracore) T/L B (6/24)- Target, Senior Secured First Lien, 7.32% (3 mo. SOFR US + 2.00%), 04/20/2029	4,491,303	4,496,939
Core & Main LP, Senior Secured First Lien, 7.59% (3 mo. SOFR US + 2.25%), 02/10/2031	4,481,241	4,500,846
CoreLogic, Inc., Senior Secured First Lien, 8.96% (1 mo. SOFR US + 3.50%), 06/02/2028	2,984,707	2,946,473
Crosby US Acquisition Corp., Senior Secured First Lien, 9.34% (1 mo. SOFR US + 4.00%), 08/16/2029	3,491,228	3,512,769
Dun & Bradstreet Corp., Senior Secured First Lien, 8.10% (1 mo. SOFR US + 2.75%), 01/18/2029	1,488,361	1,493,310
Dynasty Acquisition Co., Inc., Senior Secured First Lien, 8.84% (1 mo. SOFR US + 3.50%), 08/24/2028	2,882,379	2,899,198
Emrld Borrower LP, Senior Secured First Lien, 7.84% (1 mo. SOFR US + 2.50%), 05/31/2030	4,324,631	4,331,680
Engineered Machinery Holdings, Inc., Senior Secured First Lien, 9.35% (3 mo. SOFR US + 3.75%), 05/22/2028	1,989,796	2,001,615
Engineered Machinery Holdings, Inc., Senior Secured Second Lien, 11.60% (3 mo. SOFR US + 6.00%), 05/21/2029	600,000	601,500
Filtration Group Corp., Senior Secured First Lien, 8.96% (1 mo. SOFR US + 3.50%), 10/23/2028	2,992,308	3,012,880
GFL Environmental, Inc. First Lien, 6.84% (1 mo. Term SOFR + 2.00%), 06/27/2031	4,000,000	4,017,800
Madison IAQ LLC, Senior Secured First Lien, 7.89% (6 mo. SOFR US + 2.75%), 06/21/2028	2,957,105	2,965,843
Roper Industrial Products Investment Co., Senior Secured First Lien, 8.58% (3 mo. SOFR US + 3.25%), 11/23/2029	4,481,287	4,494,843
SPX FLOW, Inc., Senior Secured First Lien, 8.84% (1 mo. SOFR US + 3.50%), 04/05/2029	2,272,617	2,291,912
Standard Aero Ltd., Senior Secured First Lien, 8.84% (1 mo. SOFR US + 3.50%), 08/24/2028	1,111,371	1,117,856
Titan Acquisition Ltd./Canada, Senior Secured First Lien, 10.33% (1 mo. SOFR US + 5.00%), 02/15/2029	3,238,094	3,248,974
TK Elevator US Newco, Inc., Senior Secured First Lien
8.59% (6 mo. SOFR US + 3.50%), 04/30/2030	950,346	956,434
8.59% (6 mo. SOFR US + 3.50%), 04/30/2030	545,904	549,400
TransDigm, Inc., Senior Secured First Lien
8.08% (3 mo. SOFR US + 2.75%), 03/22/2030	1,617,420	1,624,286
7.84% (3 mo. SOFR US + 2.50%), 02/28/2031	3,000,000	3,011,070
		62,471,006

Information Technology - 7.4%
Applied Systems, Inc., Senior Secured First Lien, 8.83% (3 mo. SOFR US + 3.50%), 02/24/2031	3,500,000	3,523,957
AthenaHealth Group, Inc., Senior Secured First Lien, 8.59% (1 mo. SOFR US + 3.25%), 02/15/2029	3,811,036	3,809,854
Central Parent LLC, Senior Secured First Lien, 8.58% (3 mo. SOFR US + 3.25%), 07/06/2029	1,997,487	1,980,469
Epicor Software Corp. First Lien, 8.57% (1 mo. Term SOFR + 3.25%), 05/30/2031	293,340	295,668
Epicor Software Corp., Senior Secured First Lien, 8.59% (1 mo. SOFR US + 3.25%), 05/30/2031	3,969,871	4,001,372
Peraton Corp., Senior Secured First Lien, 9.19% (1 mo. SOFR US + 3.75%), 02/01/2028	2,966,237	2,971,383
Polaris Newco LLC, Senior Secured First Lien, 9.51% (1 mo. SOFR US + 4.00%), 06/05/2028	3,219,170	3,227,218
Tempo Acquisition LLC, Senior Secured First Lien, 7.59% (1 mo. SOFR US + 2.25%), 08/31/2028	3,569,046	3,585,160
UKG, Inc., Senior Secured First Lien, 8.55% (3 mo. SOFR US + 3.25%), 02/10/2031	3,984,848	4,001,386
		27,396,467

Materials - 5.0%
Asplundh Tree Expert LLC, Senior Secured First Lien, 7.09% (1 mo. SOFR US + 1.75%), 05/23/2031	3,998,000	4,006,676
Graham Packaging Co., Inc., Senior Secured First Lien, 8.46% (1 mo. SOFR US + 3.00%), 08/04/2027	1,954,728	1,958,999
Iris Holding, Inc. First Lien, 10.18% (3 mo. Term SOFR + 4.75%), 06/28/2028	1,496,193	1,354,055
Nouryon USA LLC, Senior Secured First Lien
8.83% (3 mo. SOFR US + 3.50%), 04/03/2028	960,216	966,971
8.83% (3 mo. SOFR US + 3.50%), 04/03/2028	249,249	251,003
Pregis TopCo LLC, Senior Secured First Lien, 9.34% (1 mo. SOFR US + 4.00%), 07/31/2026	2,974,531	2,992,750
Proampac PG Borrower LLC, Senior Secured First Lien
9.30% (3 mo. SOFR US + 4.00%), 09/15/2028	1,474,157	1,481,071
9.32% (1 mo. SOFR US + 4.00%), 09/15/2028	980,216	984,813
Quikrete Holdings, Inc., Senior Secured First Lien, 7.84% (1 mo. SOFR US + 2.50%), 04/14/2031	4,436,516	4,455,682
		18,452,020
TOTAL BANK LOANS (Cost $211,620,961)		212,230,191

COLLATERALIZED LOAN OBLIGATIONS - 31.1%	Par	Value
Aimco CDO
Series 2015-AA, Class ER2, 12.15% (3 mo. Term SOFR + 6.86%), 10/17/2034 (a)	1,000,000	1,003,389
Series 2019-10A, Class ERR, 10.93% (3 mo. Term SOFR + 5.65%), 07/22/2037 (a)	825,000	830,167
Series 2021-15A, Class E, 11.50% (3 mo. Term SOFR + 6.21%), 10/17/2034 (a)	1,250,000	1,258,364
AIMCO CLO Series 2018-B, Series 2018-BA, Class ER, 11.59% (3 mo. Term SOFR + 6.30%), 04/16/2037 (a)	2,000,000	2,023,999
Beechwood Park CLO Ltd., Series 2019-1A, Class ER, 11.79% (3 mo. Term SOFR + 6.50%), 01/17/2035 (a)	1,000,000	1,005,079
Benefit Street Partners CLO Ltd., Series 2022-28A, Class E, 12.87% (3 mo. Term SOFR + 7.59%), 10/20/2035 (a)	1,000,000	1,019,242
Blackstone, Inc., Series 2017-1A, Class A1R, 6.58% (3 mo. Term SOFR + 1.30%), 04/20/2034 (a)	3,000,000	3,002,100
CarVal CLO
Series 2019-2A, Class E, 11.98% (3 mo. Term SOFR + 6.70%), 07/20/2032 (a)	1,000,000	990,440
Series 2023-1A, Class ER, 11.63% (3 mo. Term SOFR + 6.35%), 07/20/2037 (a)	2,000,000	2,009,607
CIFC Funding Ltd.
Series 2019-1A, Class E, 12.37% (3 mo. Term SOFR + 7.09%), 04/20/2032 (a)	2,500,000	2,514,199
Series 2019-6A, Class A1R, 6.78% (3 mo. Term SOFR + 1.45%), 07/16/2037 (a)	2,000,000	2,010,600
Series 2019-FAL, Class E, 12.95% (3 mo. Term SOFR + 7.67%), 01/20/2033 (a)	1,000,000	1,007,764
Clover CLO
Series 2018-1A, Class ERR, 11.72% (3 mo. Term SOFR + 6.40%), 04/20/2037 (a)	1,650,000	1,673,571
Series 2021-2A, Class E, 12.04% (3 mo. Term SOFR + 6.76%), 07/20/2034 (a)	1,000,000	1,005,625
Series 2021-3A, Class E, 12.01% (3 mo. Term SOFR + 6.72%), 01/25/2035 (a)	1,000,000	1,004,098
Dryden Senior Loan Fund
Series 2017-50A, Class E, 11.82% (3 mo. Term SOFR + 6.52%), 07/15/2030 (a)	1,000,000	973,018
Series 2018-64A, Class A, 6.51% (3 mo. Term SOFR + 1.23%), 04/18/2031 (a)	2,738,495	2,740,403
Series 2019-76A, Class A1R, 6.69% (3 mo. Term SOFR + 1.41%), 10/20/2034 (a)	1,000,000	1,000,522
Eaton Vance Management
Series 2020-1A, Class ER, 11.81% (3 mo. Term SOFR + 6.51%), 10/15/2034 (a)	1,000,000	1,000,050
Series 2020-1A, Class ERR, 0.00% (3 mo. Term SOFR + 6.25%), 10/15/2037 (a)	1,000,000	1,005,000
Elmwood CLO
Series 2022-4A, Class ER, 10.99% (3 mo. Term SOFR + 5.70%), 07/17/2037 (a)	1,275,000	1,281,294
Series 2022-8A, Class ER, 11.78% (3 mo. Term SOFR + 6.50%), 10/20/2036 (a)	1,000,000	1,032,354
Flatiron CLO Ltd.
Series 2020-1A, Class ER, 11.73% (3 mo. Term SOFR + 6.45%), 05/20/2036 (a)	1,500,000	1,519,425
Series 2021-1A, Class E, 11.54% (3 mo. Term SOFR + 6.26%), 07/19/2034 (a)	2,000,000	2,008,620
GoldenTree Loan Management US CLO, Series 2017-1A, Class FR2, 13.04% (3 mo. Term SOFR + 7.76%), 04/20/2034 (a)	1,000,000	994,850
Goldentree Loan Opportunities Ltd.
Series 2019-6A, Class ER, 11.98% (3 mo. Term SOFR + 6.70%), 04/20/2035 (a)	1,000,000	1,005,690
Series 2023-17A, Class E, 11.78% (3 mo. Term SOFR + 6.50%), 07/20/2036 (a)	1,000,000	1,023,940
Harbor Park CLO Ltd., Series 2018-1A, Class E, 11.14% (3 mo. Term SOFR + 5.86%), 01/20/2031 (a)	1,000,000	1,005,422
Juniper Valley Park CLO Ltd., Series 2023-1A, Class ER, 10.78% (3 mo. Term SOFR + 5.50%), 07/20/2036 (a)	1,550,000	1,557,750
Madison Park Funding Ltd., Series 2018-32A, Class A1R, 6.54% (3 mo. Term SOFR + 1.26%), 01/22/2031 (a)	3,083,484	3,084,158
Magnetite CLO Ltd.
Series 2016-17A, Class DR2, 8.78% (3 mo. Term SOFR + 3.50%), 04/20/2037 (a)	3,000,000	3,051,239
Series 2019-22A, Class ERR, 10.68% (3 mo. Term SOFR + 5.40%), 07/15/2036 (a)	1,900,000	1,909,500
Series 2020-28A, Class ER, 11.69% (3 mo. Term SOFR + 6.41%), 01/20/2035 (a)	1,750,000	1,758,800
Series 2021-30A, Class E, 11.75% (3 mo. Term SOFR + 6.46%), 10/25/2034 (a)	1,500,000	1,507,724
Series 2021-31A, Class E, 11.56% (3 mo. Term SOFR + 6.26%), 07/15/2034 (a)	500,000	503,360
Series 2023-37A, Class D, 9.28% (3 mo. Term SOFR + 4.00%), 10/20/2036 (a)	2,000,000	2,045,319
Series 2024-40A, Class E, 11.08% (3 mo. Term SOFR + 5.75%), 07/15/2037 (a)	1,125,000	1,135,279
Magnetite Xxix Ltd.
Series 2021-29A, Class A, 6.55% (3 mo. Term SOFR + 1.25%), 01/15/2034 (a)	1,617,706	1,619,324
Series 2021-29A, Class E, 11.31% (3 mo. Term SOFR + 6.01%), 01/15/2034 (a)	2,110,000	2,118,510
Morgan Stanley Eaton Vance CLO Ltd., Series 2021-1A, Class A, 6.70% (3 mo. Term SOFR + 1.42%), 10/20/2034 (a)	2,000,000	2,010,661
Neuberger Berman CLO Ltd.
Series 2017-26A, Class E, 11.44% (3 mo. Term SOFR + 6.16%), 10/18/2030 (a)	1,000,000	1,003,467
Series 2019-35A, Class E, 12.54% (3 mo. Term SOFR + 7.26%), 01/19/2033 (a)	1,000,000	1,027,744
Series 2021-41A, Class E, 12.06% (3 mo. Term SOFR + 6.76%), 04/15/2034 (a)	1,000,000	1,007,146
Series 2021-45A, Class E, 11.81% (3 mo. Term SOFR + 6.51%), 10/14/2035 (a)	1,000,000	1,005,256
Series 2022-48A, Class E, 11.78% (3 mo. Term SOFR + 6.50%), 04/25/2036 (a)	1,500,000	1,508,136
Series 2022-49A, Class ER, 10.78% (3 mo. Term SOFR + 5.50%), 07/25/2035 (a)	2,875,000	2,885,598
Series 2022-50A, Class ER, 10.78% (3 mo. Term SOFR + 5.50%), 07/23/2036 (a)	3,000,000	3,015,000
Niagara Park CLO, Series 2019-1A, Class AR, 6.55% (3 mo. Term SOFR + 1.26%), 07/17/2032 (a)	2,000,000	2,002,762
Oak Hill Credit Partners
Series 2014-10RA, Class ER, 11.79% (3 mo. Term SOFR + 6.51%), 04/20/2034 (a)	1,000,000	1,005,008
Series 2015-11A, Class ER2, 11.03% (3 mo. Term SOFR + 5.75%), 04/20/2037 (a)	1,000,000	1,005,478
Series 2017-14A, Class ER, 0.00% (3 mo. Term SOFR + 5.45%), 07/21/2037 (a)	1,175,000	1,183,812
Series 2021-16A, Class E, 11.64% (3 mo. Term SOFR + 6.36%), 10/18/2034 (a)	1,000,000	1,005,064
OCP CLO Ltd.
Series 2017-14A, Class D, 11.39% (3 mo. Term SOFR + 6.06%), 11/20/2030 (a)	1,000,000	1,000,050
Series 2018-15A, Class D, 11.39% (3 mo. Term SOFR + 6.11%), 07/20/2031 (a)	1,000,000	1,003,186
Series 2020-19A, Class ER, 12.04% (3 mo. Term SOFR + 6.76%), 10/20/2034 (a)	250,000	250,619
Series 2021-21A, Class E, 11.82% (3 mo. Term SOFR + 6.54%), 07/20/2034 (a)	1,000,000	1,004,118
Octagon Investment Partners Ltd., Series 2021-1A, Class A1, 6.68% (3 mo. Term SOFR + 1.38%), 07/15/2034 (a)	1,000,000	1,000,395
OHA Credit Funding
Series 2018-1A, Class ER, 11.78% (3 mo. Term SOFR + 6.50%), 04/20/2037 (a)	1,000,000	1,033,878
Series 2019-2A, Class ER, 11.90% (3 mo. Term SOFR + 6.62%), 04/21/2034 (a)	810,000	814,247
Series 2022-11A, Class ER, 0.00% (3 mo. Term SOFR + 5.40%), 07/19/2037 (a)	3,000,000	3,015,000
OHA Loan Funding Ltd., Series 2016-1A, Class ER2, 11.04% (3 mo. Term SOFR + 5.70%), 07/20/2037 (a)	1,625,000	1,632,319
Palmer Square Loan Funding Ltd.
Series 2022-4A, Class D, 12.57% (3 mo. Term SOFR + 7.29%), 07/24/2031 (a)	1,000,000	1,004,163
Series 2024-3A, Class D, 10.74% (3 mo. Term SOFR + 5.40%), 08/08/2032 (a)	1,000,000	1,003,162
Parallel CLO Ltd., Series 2020-1A, Class A1R, 6.76% (3 mo. Term SOFR + 1.48%), 07/20/2034 (a)	2,000,000	2,004,305
Point Au Roche Park CLO, Series 2021-1A, Class E, 11.64% (3 mo. Term SOFR + 6.36%), 07/20/2034 (a)	370,000	371,919
Rad CLO, Series 2021-12A, Class E, 11.87% (3 mo. Term SOFR + 6.61%), 10/30/2034 (a)	500,000	502,781
Regatta Funding Ltd., Series 2024-2A, Class A1, 6.83% (3 mo. Term SOFR + 1.55%), 04/25/2037 (a)	1,300,000	1,307,560
RR Ltd./Cayman Islands
Series 2020-8A, Class DR, 11.57% (3 mo. Term SOFR + 6.25%), 07/15/2037 (a)	1,000,000	1,010,879
Series 2021-19A, Class D, 12.06% (3 mo. Term SOFR + 6.76%), 10/15/2035 (a)	1,000,000	1,007,226
Series 2023-26A, Class A1, 7.08% (3 mo. Term SOFR + 1.78%), 04/15/2038 (a)	2,000,000	2,004,697
RRX Ltd., Series 2021-4A, Class D, 11.91% (3 mo. Term SOFR + 6.61%), 07/15/2034 (a)	1,000,000	993,835
Sixth Street CLO, Series 2021-19A, Class E, 11.44% (3 mo. Term SOFR + 6.16%), 07/20/2034 (a)	500,000	500,933
Symphony CLO Ltd.
Series 2020-22A, Class A1A, 6.83% (3 mo. Term SOFR + 1.55%), 04/18/2033 (a)	2,000,000	2,007,569
Series 2020-24A, Class E, 12.54% (3 mo. Term SOFR + 7.26%), 01/23/2032 (a)	1,000,000	1,014,125
Series 2021-26A, Class AR, 6.62% (3 mo. Term SOFR + 1.34%), 04/20/2033 (a)	2,814,337	2,826,347
Series 2021-29A, Class E, 11.81% (3 mo. Term SOFR + 6.51%), 01/15/2034 (a)	1,500,000	1,508,437
Series 2022-37A, Class DR, 10.18% (3 mo. Term SOFR + 4.90%), 01/20/2037 (a)	1,250,000	1,300,552
TCI-Flatiron CLO Ltd., Series 2016-1A, Class ER3, 11.54% (3 mo. Term SOFR + 6.25%), 01/17/2032 (a)	1,000,000	1,004,344
Trimaran CAVU LLC, Series 2021-3A, Class E, 12.91% (3 mo. Term SOFR + 7.63%), 01/18/2035 (a)	1,925,000	1,940,603
Unity-Peace Park CLO Ltd., Series 2022-1A, Class E, 12.46% (3 mo. Term SOFR + 7.18%), 04/20/2035 (a)	1,500,000	1,511,063
Wellington Management Clo 2 Ltd., Series 2024-2A, Class E, 12.21% (3 mo. Term SOFR + 6.90%), 04/20/2037 (a)	1,000,000	1,019,451
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $113,756,280)		115,502,690

CORPORATE BONDS - 8.3%	Par	Value
Communication Services - 0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/2030 (a)	500,000	447,542
DISH Network Corp., 11.75%, 11/15/2027 (a)	2,000,000	2,002,442
		2,449,984

Consumer Discretionary - 2.1%
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/2030 (a)	2,000,000	1,781,695
Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.75%, 07/15/2027 (a)	2,000,000	1,999,245
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026 (a)	291,667	289,885
Ford Motor Credit Co. LLC, 5.11%, 05/03/2029	1,000,000	977,251
Las Vegas Sands Corp., 3.90%, 08/08/2029	1,000,000	925,227
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (a)	2,000,000	1,901,011
		7,874,314

Consumer Staples - 0.4%
US Foods, Inc., 4.63%, 06/01/2030 (a)	1,500,000	1,405,274

Energy - 1.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, 06/15/2029 (a)	1,500,000	1,466,681
Enerflex Ltd., 9.00%, 10/15/2027 (a)	2,000,000	2,068,796
Venture Global LNG, Inc., 8.13%, 06/01/2028 (a)	1,500,000	1,561,938
		5,097,415

Financials - 0.3%
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (a)	1,000,000	1,053,829

Health Care - 0.4%
Medline Borrower LP, 3.88%, 04/01/2029 (a)	1,500,000	1,399,780

Industrials - 1.5%
Madison IAQ LLC, 4.13%, 06/30/2028 (a)	1,500,000	1,402,933
OT Merger Corp., 7.88%, 10/15/2029 (a)	500,000	221,053
SPX FLOW, Inc., 8.75%, 04/01/2030 (a)	2,000,000	2,085,650
TK Elevator Holdco GmbH, 7.63%, 07/15/2028 (a)	2,000,000	2,004,285
		5,713,921

Information Technology - 0.4%
UKG, Inc., 6.88%, 02/01/2031 (a)	1,500,000	1,542,689

Materials - 0.1%
Standard Industries, Inc./NJ, 4.75%, 01/15/2028 (a)	500,000	479,185

Real Estate - 0.1%
Howard Hughes Corp., 5.38%, 08/01/2028 (a)	500,000	485,467

Utilities - 0.9%
Calpine Corp., 5.13%, 03/15/2028 (a)	2,000,000	1,938,186
NRG Energy, Inc., 3.63%, 02/15/2031 (a)	1,500,000	1,313,042
		3,251,228
TOTAL CORPORATE BONDS (Cost $30,182,741)		30,753,086

EXCHANGE TRADED FUNDS - 0.3%	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF	8,065	633,425
SPDR Bloomberg High Yield Bond ETF	6,533	626,123
TOTAL EXCHANGE TRADED FUNDS (Cost $1,201,405)		1,259,548

CLOSED END FUNDS - 0.0%(b)	Shares	Value
Eagle Point Credit Co., Inc.	1,905	18,955
TOTAL CLOSED END FUNDS (Cost $33,494)		18,955

TOTAL INVESTMENTS - 96.9% (Cost $356,794,881)		359,764,470
Other Assets in Excess of Liabilities – 3.1%		11,167,455
TOTAL NET ASSETS - 100.0%		$370,931,925

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

NV - Naamloze Vennootschap
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2024, the value of these securities total $144,353,298 or 38.9% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Pacer Pacific Asset Floating Rate High Income ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Bank Loans	$–	$212,230,191	$–	$212,230,191
Collateralized Loan Obligations	–	103,816,627	–	115,502,690
Corporate Bonds	–	30,753,086	–	30,753,086
Exchange Traded Funds	1,259,548	–	–	1,259,548
Closed End Funds	18,955	–	–	18,955
Total Investments	$1,278,503	$346,799,905	$–	$359,764,470

Refer to the Schedule of Investments for further disaggregation of investment categories.